Lease liabilities - Undiscounted maturity analysis of lease liabilities (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 625	R 351	R 325
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	221	121	126
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	330	161	191
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross lease liabilities	R 74	R 69	R 8